UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22147

                Invesco India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                              Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                              Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-983-0903

Date of fiscal year end:     October 31

Date of reporting period:   April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable

Invesco Semi-Annual Report to Shareholders April 30, 2021
PIN	Invesco India ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

3

Invesco India ETF (PIN)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%(b)
Communication Services-4.22%
Bharti Airtel Ltd.	360,932	$2,615,414
Indus Towers Ltd.	199,180	678,969
Info Edge India Ltd.(c)	11,620	770,986
Sun TV Network Ltd.	15,107	110,816
Tata Communications Ltd.	18,102	268,869
Zee Entertainment Enterprises Ltd.	131,933	330,578

		4,775,632

Consumer Discretionary-8.74%
Bajaj Auto Ltd.	11,738	607,520
Balkrishna Industries Ltd.	12,841	306,834
Bata India Ltd.	8,439	156,031
Bharat Forge Ltd.(c)	37,431	308,453
Bosch Ltd.	1,308	238,547
Eicher Motors Ltd.(c)	21,301	696,393
Exide Industries Ltd.	62,875	151,049
Hero MotoCorp Ltd.	19,495	741,967
Jubilant Foodworks Ltd.(c)	11,517	449,610
Mahindra & Mahindra Ltd.	132,585	1,347,016
Maruti Suzuki India Ltd.	20,582	1,793,786
Motherson Sumi Systems Ltd.(c)	181,900	527,239
MRF Ltd.	386	420,644
Page Industries Ltd.	873	349,572
Rajesh Exports Ltd.	21,589	151,995
Titan Co. Ltd.(c)	62,010	1,248,739
TVS Motor Co. Ltd.	28,378	241,705
Whirlpool of India Ltd.	4,860	145,752

		9,882,852

Consumer Staples-9.09%
Britannia Industries Ltd.	16,463	766,558
Colgate-Palmolive (India) Ltd.	18,445	369,012
Dabur India Ltd.	84,362	612,791
Emami Ltd.	29,330	194,675
Gillette India Ltd.	1,227	90,988
Godrej Consumer Products Ltd.(c)	57,993	541,586
Hindustan Unilever Ltd.	141,029	4,481,380
ITC Ltd.	469,334	1,283,703
Marico Ltd.	79,711	442,770
Nestle India Ltd.	5,208	1,146,695
United Breweries Ltd.	10,969	179,464
Varun Beverages Ltd.	13,481	172,998

		10,282,620

Energy-12.67%
Bharat Petroleum Corp. Ltd.	156,143	889,144
Coal India Ltd.	283,217	508,718
Hindustan Petroleum Corp. Ltd.	113,039	358,090
Indian Oil Corp. Ltd.	410,491	503,468
Oil & Natural Gas Corp. Ltd.	480,353	701,342
Oil India Ltd.	49,906	82,264
Petronet LNG Ltd.	110,364	357,513
Reliance Industries Ltd.	391,784	10,549,302
Reliance Industries Ltd., Rts., expiring 11/29/2021(c)	26,739	387,715

		14,337,556

	Shares	Value
Financials-14.87%
Bajaj Finance Ltd.	35,023	$2,577,770
Bajaj Finserv Ltd.	6,064	903,933
Bajaj Holdings & Investment Ltd.	4,252	196,388
Cholamandalam Investment and Finance Co. Ltd.	55,667	429,682
HDFC Asset Management Co. Ltd.(d)	9,536	357,424
Housing Development Finance Corp. Ltd.	275,169	8,990,334
ICICI Lombard General Insurance Co. Ltd.(d)	31,861	608,208
Indiabulls Housing Finance Ltd.(c)	54,229	132,548
L&T Finance Holdings Ltd.(c)	129,863	152,615
LIC Housing Finance Ltd.	45,798	250,839
Muthoot Finance Ltd.	15,292	238,941
Nippon Life India Asset Management Ltd.(d)	23,359	107,756
Piramal Enterprises Ltd.	18,358	416,418
Power Finance Corp. Ltd.	163,805	239,717
REC Ltd.	137,694	238,126
SBI Cards & Payment Services Ltd.	28,143	373,935
Shriram Transport Finance Co. Ltd.	29,686	539,055
Yes Bank Ltd.(c)	316,551	62,180

		16,815,869

Health Care-6.85%
Alkem Laboratories Ltd.	3,928	146,310
Apollo Hospitals Enterprise Ltd.	15,744	679,624
Aurobindo Pharma Ltd.	42,159	558,259
Cadila Healthcare Ltd.(c)	39,098	301,472
Cipla Ltd.(c)	73,768	906,608
Divi’s Laboratories Ltd.(c)	18,377	1,007,848
Dr. Reddy’s Laboratories Ltd.	17,626	1,228,591
GlaxoSmithKline Pharmaceuticals Ltd.	6,755	133,043
Glenmark Pharmaceuticals Ltd.	23,481	182,846
Ipca Laboratories Ltd.	9,873	280,612
Lupin Ltd.	37,364	539,482
Sun Pharmaceutical Industries Ltd.	172,962	1,528,165
Torrent Pharmaceuticals Ltd.	7,403	250,781

		7,743,641

Industrials-5.60%
ABB India Ltd.	8,102	151,080
Adani Enterprises Ltd.(c)	41,857	654,760
Adani Ports & Special Economic Zone Ltd.(c)	121,065	1,193,203
Astral Ltd.	12,508	266,658
Bharat Electronics Ltd.	153,309	272,685
Container Corp. of India Ltd.	41,012	326,612
Cummins India Ltd.	18,760	212,135
Havells India Ltd.	38,228	511,057
Hindustan Aeronautics Ltd.(d)	5,500	71,077
Indian Railway Catering & Tourism Corp. Ltd.	8,281	200,271
Larsen & Toubro Ltd.	95,491	1,728,049
Siemens Ltd.	13,594	345,289
Voltas Ltd.	31,286	404,272

		6,337,148

Information Technology-20.14%
HCL Technologies Ltd.	172,644	2,095,222
Honeywell Automation India Ltd.	374	217,692
Infosys Ltd.	571,431	10,448,109
Larsen & Toubro Infotech Ltd.(d)	6,395	335,862
Mindtree Ltd.	6,823	193,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco India ETF (PIN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Information Technology-(continued)
Mphasis Ltd.	13,563	$323,143
Oracle Financial Services Software Ltd.	3,609	169,484
Tata Consultancy Services Ltd.	158,403	6,491,695
Tech Mahindra Ltd.	90,176	1,169,193
Wipro Ltd.	200,540	1,334,045

		22,778,434

Materials-13.23%
ACC Ltd.	11,976	304,402
Ambuja Cements Ltd.	109,149	455,398
Asian Paints Ltd.	65,247	2,234,196
Bayer CropScience Ltd.	1,970	142,203
Berger Paints India Ltd.	37,079	352,406
Castrol India Ltd.	77,112	130,910
Coromandel International Ltd.	15,739	157,640
Dalmia Bharat Ltd.(c)	7,177	145,953
Grasim Industries Ltd.	58,521	1,107,453
Hindalco Industries Ltd.	203,891	1,003,043
Hindustan Zinc Ltd.	36,922	152,079
JSW Steel Ltd.	158,757	1,538,543
Kansai Nerolac Paints Ltd.	20,567	154,310
NMDC Ltd.	133,752	281,236
PI Industries Ltd.	11,085	375,870
Pidilite Industries Ltd.(c)	22,980	563,328
Shree Cement Ltd.(c)	1,965	740,412
SRF Ltd.	3,954	343,293
Steel Authority of India Ltd.	157,694	254,405
Tata Steel Ltd.	100,362	1,400,983
UltraTech Cement Ltd.	18,189	1,541,838
UPL Ltd.	85,310	698,972
Vedanta Ltd.	254,974	885,512

		14,964,385

	Shares	Value
Real Estate-0.53%
DLF Ltd.	94,519	$315,563
Embassy Office Parks REIT	68,000	286,982

		602,545

Utilities-3.92%
Adani Total Gas Ltd.(c)	44,083	684,849
GAIL (India) Ltd.	258,741	479,250
Gujarat Gas Ltd.	30,552	218,996
Indraprastha Gas Ltd.	55,707	382,761
JSW Energy Ltd.	60,831	90,007
NHPC Ltd.	363,124	118,880
NTPC Ltd.	621,268	859,279
Power Grid Corp. of India Ltd.	353,976	1,051,570
Tata Power Co. Ltd. (The)	285,984	381,647
Torrent Power Ltd.	30,356	162,410

		4,429,649

Total Common Stocks & Other Equity Interests (Cost $94,026,412)		112,950,331

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(e)
Consumer Staples-0.01%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $7,447)	INR 534,750	7,546

TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $94,033,859)		112,957,877
OTHER ASSETS LESS LIABILITIES-0.13%		147,741

NET ASSETS-100.00%		$113,105,618

Investment Abbreviations:

REIT-Real Estate Investment Trust

Rts.-Rights

INR-Indian Rupee

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,480,327, which represented 1.31% of the Fund’s Net Assets.

(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$13,660,896	$(13,660,896)	$-	$-	$-	$200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco India ETF (PIN)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2021
Information Technology	20.14
Financials	14.87
Materials	13.23
Energy	12.67
Consumer Staples	9.10
Consumer Discretionary	8.74
Health Care	6.85
Industrials	5.60
Communication Services	4.22
Utilities	3.92
Real Estate	0.53
Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities

April 30, 2021

(Unaudited)

Invesco India ETF (PIN)
Assets:
Investments in securities, at value	$112,957,877
Foreign currencies, at value	6,117,307
Receivable for:
Dividends and interest	41,467
Foreign tax reclaims	338,740

Total assets	119,455,391

Liabilities:
Due to custodian	2,541,430
Accrued unitary management fees	78,301
Accrued tax expenses	3,730,042

Total liabilities	6,349,773

Net Assets	$113,105,618

Net assets consist of:
Shares of beneficial interest	$101,080,612
Distributable earnings	12,025,006

Net Assets	$113,105,618

Shares outstanding (unlimited amount authorized, $ 0.01 par value)	4,700,000
Net asset value	$24.07

Market price	$23.80

Investments in securities, at cost	$94,033,859

Foreign currencies, at cost	$6,091,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations

For the six months ended April 30, 2021

(Unaudited)

Invesco India ETF (PIN)
Investment income:
Unaffiliated interest income	$289
Unaffiliated dividend income	648,876
Affiliated dividend income	200
Foreign withholding tax	(148,087)

Total investment income	501,278

Expenses:
Unitary management fees	429,030

Less: Waivers	(557)

Net expenses	428,473

Net investment income	72,805

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of rebate from foreign taxes of $ 343,243)	4,866,884
Foreign currencies	(512,687)

Net realized gain	4,354,197

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $ 2,851,176)	15,602,704
Foreign currencies	31,167

Change in net unrealized appreciation	15,633,871

Net realized and unrealized gain	19,988,068

Net increase in net assets resulting from operations	$20,060,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco India ETF (PIN)
	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Operations:
Net investment income	$72,805	$582,465
Net realized gain (loss)	4,354,197	(1,924,296)
Change in net unrealized appreciation (depreciation)	15,633,871	(382,722)

Net increase (decrease) in net assets resulting from operations	20,060,873	(1,724,553)

Distributions to Shareholders from:
Distributable earnings	-	(29,097,909)
Return of capital	-	(545,560)

Total distributions to shareholders	-	(29,643,469)

Shareholder Transactions:
Proceeds from shares sold	13,283,431	21,353,512
Value of shares repurchased	(11,793,877)	(31,201,178)
Transaction fees	64,401	140,612

Net increase (decrease) in net assets resulting from share transactions	1,553,955	(9,707,054)

Net increase (decrease) in net assets	21,614,828	(41,075,076)

Net assets:
Beginning of period	91,490,790	132,565,866

End of period	$113,105,618	$91,490,790

Changes in Shares Outstanding:
Shares sold	550,000	1,100,000
Shares repurchased	(500,000)	(1,700,000)
Shares outstanding, beginning of period	4,650,000	5,250,000

Shares outstanding, end of period	4,700,000	4,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights

Invesco India ETF (PIN)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$19.68		$25.25	$22.24	$25.58	$20.79	$20.11

Net investment income(a)	0.02		0.11	0.24	0.28	0.27	0.22
Net realized and unrealized gain (loss) on investments	4.36		(0.06)	3.02	(3.63)	4.76	0.67

Total from investment operations	4.38		0.05	3.26	(3.35)	5.03	0.89

Distributions to shareholders from:
Net investment income	-		(0.07)	(0.28)	-	(0.28)	(0.22)
Net realized gains	-		(5.48)	-	-	-	-
Return of capital	-		(0.10)	-	-	-	-

Total distributions	-		(5.65)	(0.28)	-	(0.28)	(0.22)

Transaction fees(a)	0.01		0.03	0.03	0.01	0.04	0.01

Net asset value at end of period	$24.07		$19.68	$25.25	$22.24	$25.58	$20.79

Market price at end of period(b)	$23.80		$19.46	$25.12	$22.06	$25.62	$20.76

Net Asset Value Total Return(c)	22.31%		0.75%	14.85%	(13.06)%	24.52%	4.57%
Market Price Total Return(c)	22.30%		0.08%	15.19%	(13.90)%	24.89%	5.47%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,106		$91,491	$132,566	$200,175	$292,870	$422,046
Ratio to average net assets of:
Expenses	0.78	%(d)	0.78%	0.85%	0.82%	0.79%	0.80%
Net investment income	0.13	%(d)	0.60%	0.98%	1.12%	1.22%	1.15%
Portfolio turnover rate(e)	24%		42%	160%	27%	27%	39%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements

Invesco India Exchange-Traded Fund Trust

April 30, 2021

(Unaudited)

NOTE 1–Organization

Invesco India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco India ETF (PIN) (the “Fund”). Prior to March 25, 2019, the Fund invested substantially all of its assets in Invesco Mauritius PIN, a wholly-owned subsidiary organized in Mauritius (the “Subsidiary”) to gain exposure to Indian equity securities. Effective March 25, 2019, the Subsidiary liquidated and ceased operations. For periods prior to March 25, 2019, the Financial Highlights reports the operations of the Fund and the Subsidiary on a consolidated basis.

The Fund represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco

11

Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

12

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investment in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented at times, due to the limits on foreign ownership imposed by the Reserve Bank of India.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Regulatory Risk. The Fund is registered as a foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”) in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI FPI Regulations, 2019, or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

13

sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from the settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be India, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

14

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Fund is subject to a 15% short-term capital gains tax in India on the sale of shares of Indian resident companies. Additionally, the Fund is subject to a 10% long-term capital gains tax in India on the sale of shares of Indian resident companies purchased after April 1, 2018. Withholding tax rates on dividends and interest received from Indian resident companies vary from 20% to 25% for dividends and 5% to 40% for interest. Changes in the Indian tax law could reduce the return to the Fund on its investments and the return received by Fund shareholders.

G.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.78% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes

15

to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2021, the Adviser waived fees of $557.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with FTSE International Ltd. (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$112,562,616	$387,715	$-	$112,950,331
Non-U.S. Dollar Denominated Bonds & Notes	-	7,546	-	7,546

Total Investments	$112,562,616	$395,261	$-	$112,957,877

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16

The following table presents available capital loss carryforwards for the Fund as of October 31, 2020:

No expiration
Short-Term	Long-Term	Total*
$-	$2,846,661	$2,846,661

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2021, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $25,555,915 and $27,843,188, respectively.

At April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$22,784,728
Aggregate unrealized (depreciation) of investments	(8,636,001)

Net unrealized appreciation of investments	$14,148,727

Cost of investments for tax purposes is $98,809,150.

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation for the Fund. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for the deposit or delivery of cash. The Fund also reserves the right to permit or require Creation Units to be issued in exchange for the deposit or delivery of a basket of securities. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

17

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco India ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco India ETF (PIN)

Actual	$1,000.00	$1,223.10	0.78%	$4.30

Hypothetical (5% return before expenses)	1,000.00	1,020.93	0.78	3.91

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

18

Approval of Investment Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco India ETF (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Fund.

The Trustees reviewed information on the performance of the Fund and its underlying index for the one-year, three-year, five-year, ten-year and since-inception (March 5, 2008) periods ended December 31, 2020, including reports for each of those periods on the correlation and tracking error between the Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between the Fund and its underlying index. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees noted that, for each period, the correlation and tracking error for the Fund were within the targeted range set forth in the Trust’s registration statement and concluded that the Fund was correlated to its underlying index and that the tracking error for the Fund was within an acceptable range given the Fund’s circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and the Adviser pays all other operating expenses of the Fund, except that the Fund pays its brokerage expenses, taxes, interest, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.

The Trustees compared the Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end (non-ETF) actively-managed funds. The information compiled by the Adviser from Lipper Inc. databases indicated that the Fund did not have open-end (non-ETF) index peer funds. The Trustees noted that the Fund’s net expense ratio was lower than the median net expense ratio of its ETF peer funds and the median net expense ratio of its open-end actively-managed peer funds. The Trustees also noted that a portion of the Fund’s operating expenses was attributable to a sub-licensing fee payable out of the unitary advisory fee charged to the Fund.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Fund. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Fund and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Fund requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that the Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the complexity of investing directly in the Indian market, other distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.

19

Approval of Investment Advisory Contracts–(continued)

In conjunction with their review of the unitary advisory fee, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the unitary advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

20

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PIN-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco India Exchange-Traded Fund Trust

By:     /s/ Anna Paglia______

Name:  Anna Paglia

Title:    President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Anna Paglia___________

Name:  Anna Paglia

Title:    President

Date: July 8, 2021

By:     /s/ Kelli Gallegos_______

Name:  Kelli Gallegos

Title:    Treasurer

Date:  July 8, 2021